Stockholders' deficit (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' deficit [Abstract]
Common Stock for Future Issuance
The Company has reserved common stock for future issuance as follows:

	March 31, 2020	December 31, 2019
Conversion of Series E	1,760,903	1,760,903
Exercise of options to purchase common stock	7,891,833	7,791,833
Warrants to purchase common stock	18,046,310	16,981,854
Notes payable	4,722,795	4,437,500
Total	32,421,841	30,972,090

As of December 31, 2019, the Company has reserved approximately 31.0 million shares of common stock for future issuance as follows:

December 31, 2019
Conversion of Series E	1,760,903
Exercise of options to purchase common stock	7,791,833
Warrants to purchase common stock	16,981,854
Notes payable	4,437,500
Total	30,972,090

Options Granted and Outstanding
The following table provides detail of the options granted and outstanding:

			Vested options	Non-vested options
	Total number of options	Weighted average exercise price	Number	Number	Weighted average grant date fair value
Legacy options	38,462	$6.76	38,462	-	$8.06
Acquired on May 6, 2019	5,250,000	1.82	-	5,250,000	0.92
Granted	2,503,371	1.83	-	2,503,371	0.97
Vested during period	-	1.89	2,678,329	(2,678,329)	1.02
Options outstanding at December 31, 2019	7,791, 833	$1.85	2,716,791	5,075,042	$0.97
Options expected to vest				5,075,042
Weighted average exercise price			$1.89	$1.82
Weighted average remaining contractual term (years)			9.3	9.6
Aggregate intrinsic value at December 31, 2019 (in thousands)			$2,357	$4,448

Activity of Warrants
On March 17, 2020, 1,003,232 warrants were issued to holders of warrants issued on May 6, 2019 due to dilutive impact of subsequent issuances.

	Warrants	Weighted Average Exercise Price
Warrants outstanding at December 31, 2019	16,981,854	$3.23
Issued	1,064,456	1.81
Exercised	-	-
Warrants outstanding at March 31, 2020	18,046,310	$3.05

The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO.
	Warrants		Exercise Price
Warrants acquired on May 6, 2019	712,823		$3.90
Issued	17,414,030		3.27
Exercised	(1,144,999	)(1)	3.50
Warrants outstanding at December 31, 2019	16,981,854		$3.23

(1) Exercised warrants were converted at 1.1 shares per warrant for a total of 1,259,498 shares.